Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other payables and accrued expenses [Abstract]
Summary Other Payables and Accrued Expenses
	December 31,
	2020	2019	2020
	NIS	NIS	US Dollars

Customer advances	1,787	1,576	555
Accrued expenses	9,617	7,335	3,037
Other payables	207	284	20
	11,611	9,195	3,612